Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2015	2014	2013
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(6,475,890)	(5,116,577)	517,804
Income from continuing operations attributable to non-controlling interests	55,012	108,044	107,958

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(5,008,533)	625,762
Loss from discontinued operations	—	(5,547,024)	(2,589,063)

Net loss attributable to common stockholders	(6,420,878)	(10,555,557)	(1,963,301)

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,044,227	3,041,625	3,040,310

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(2.11)	(1.65)	0.21
Loss from discontinued operations	—	(1.82)	(0.86)

Loss attributable to common stockholder	(2.11)	(3.47)	(0.65)